Condensed Consolidated Statements Of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net loss	$ (469)	$ (197)	$ (1,271)	$ (183)
Other comprehensive income (loss):
Foreign currency translation adjustment	(17)	2	172	6
Total comprehensive loss	$ (486)	$ (195)	$ (1,099)	$ (177)